Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Trade accounts receivable, allowance for losses	$ 4,327	$ 3,045
Intangible assets, accumulated amortization	$ 15,634	$ 14,353
Shareholders' Equity:
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	53,954,874	53,954,874
Treasury stock, shares (in shares)	4,105,827	4,264,821